Borrowing and onlending	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Borrowing and onlending	Borrowing and onlending

	12/31/2022	12/31/2021
Onlending obligations – Caixa Econômica Federal	22,231	24,877
Onlending obligations - BNDES	8,139	—
Others	6,078	194
Total	36,448	25,071
Refers to onlending of real estate loans obtained from Caixa Econômica Federal (with rates between 4.5% and 6% p.a.) and BNDES for working capital operations (with a fixed rate of up to 6% p.a.).